Intangible assets (Details 1) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible exploration and evaluation assets	€ 1,081	€ 995
Proved licence and leasehold property acquisition costs [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible exploration and evaluation assets	357	403
Unproved licence and leasehold property acquisition costs [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible exploration and evaluation assets	684	586
Other Mineral Interests [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible exploration and evaluation assets	€ 40	€ 6